Cover Page	May 04, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Registrant Name	EXACT SCIENCES CORPORATION
Entity Central Index Key	0001124140
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35092
Entity Tax Identification Number	02-0478229
Entity Address, Address Line One	5505 Endeavor Lane
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53719
City Area Code	608
Local Phone Number	284-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EXAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false